Employees - Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
UK
Disclosure of defined benefit plans [line items]
Duration (years)	12 years	13 years
The Netherlands
Disclosure of defined benefit plans [line items]
Duration (years)	14 years	15 years
Rest of world
Disclosure of defined benefit plans [line items]
Duration (years)	10 years	11 years
Bottom of range
Disclosure of defined benefit plans [line items]
Duration (years)	0 years	4 years
Top of range
Disclosure of defined benefit plans [line items]
Duration (years)	22 years	18 years
Active members
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	12.00%	11.00%
Active members | UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	7.00%	8.00%
Active members | The Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	7.00%	8.00%
Active members | Rest of world
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	23.00%	19.00%
Deferred members
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	27.00%	28.00%
Deferred members | UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	31.00%	31.00%
Deferred members | The Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	38.00%	38.00%
Deferred members | Rest of world
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	14.00%	14.00%
Retired members
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	61.00%	61.00%
Retired members | UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	62.00%	61.00%
Retired members | The Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	55.00%	54.00%
Retired members | Rest of world
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	63.00%	67.00%